Liquidity	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity
Liquidity
Accounting standard ASC-205-40, Presentation of Financial Statements - Going Concern, requires management to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its consolidated financial statements.

Two of the Company’s term loans, with an aggregate outstanding balance of $166.4 million, are guaranteed by Teekay and contain certain covenants (see note 10). As part of the Company’s assessment of its liquidity, it has considered Teekay’s ability to comply with the covenants of these term loans for the one-year period following the issuance of the Company’s consolidated financial statements. Teekay has informed the Company that it expects it will comply with all required covenants and have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of Teekay's consolidated financial statements, taking into account Teekay's plans to refinance its senior notes coming due in January 2020. Consequently, the Company does not expect any negative impact on its liquidity as a result of Teekay’s obligations under the two term loans.

Based on the Company’s liquidity at the date these consolidated financial statements were issued, including the liquidity it had recently generated from the completion of the Working Cap Loan (note 10) and the sale-leaseback of 10 vessels in 2018 (note 11), and the liquidity it expects to generate from its February 2019 sale-leaseback financing transaction (note 24) and operations over the following year based on an expected tanker market recovery, the Company estimates that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.